Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Assets:
Cash and deposits with financial institutions	[1]	$ 45,262	$ 50,121	$ 62,269
Trading assets		131,068	117,140	100,262
Financial instruments designated at fair value through profit or loss		13	14	12
Securities purchased under resale agreements and securities borrowed		119,478	126,090	104,018
Derivative financial instruments		36,157	31,358	37,558
Customers' liability under acceptances		13,923	12,823	16,329
Liabilities:
Deposits		722,346	712,282	676,534
Financial instruments designated at fair value through profit or loss		11,536	10,919	8,188
Acceptances		13,932	12,833	16,338
Obligations related to securities sold short		25,669	29,957	32,087
Derivative financial instruments		37,307	33,176	37,967
Obligations related to securities sold under repurchase agreements and securities lent		120,555	124,331	101,257
Subordinated debentures		9,021	7,554	5,698
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		45,262	50,121	62,269
Trading assets		131,068	117,140	100,262
Financial instruments designated at fair value through profit or loss		13	14	12
Securities purchased under resale agreements and securities borrowed		119,478	126,090	104,018
Derivative financial instruments		36,157	31,358	37,558
Investment securities - other		58,366	61,214	57,653
Investment securities - amortized cost		24,226	23,932	20,743
Loans		589,243	583,815	551,834
Customers' liability under acceptances		13,923	12,823	16,329
Other financial assets		11,237	12,761	10,913
Liabilities:
Deposits		722,346	712,282	676,534
Financial instruments designated at fair value through profit or loss		11,536	10,919	8,188
Acceptances		13,932	12,833	16,338
Obligations related to securities sold short		25,669	29,957	32,087
Derivative financial instruments		37,307	33,176	37,967
Obligations related to securities sold under repurchase agreements and securities lent		120,555	124,331	101,257
Subordinated debentures		9,021	7,554	5,698
Other financial liabilities		36,948	37,601	34,805
At fair value [member]
Assets:
Cash and deposits with financial institutions		45,262	50,121	62,269
Trading assets		131,068	117,140	100,262
Financial instruments designated at fair value through profit or loss		13	14	12
Securities purchased under resale agreements and securities borrowed		119,478	126,090	104,018
Derivative financial instruments		36,157	31,358	37,558
Investment securities - other		58,366	61,214	57,653
Investment securities - amortized cost		24,318	23,820	20,316
Loans		595,696	588,619	553,758
Customers' liability under acceptances		13,923	12,823	16,329
Other financial assets		11,237	12,761	10,913
Liabilities:
Deposits		723,894	712,949	674,535
Financial instruments designated at fair value through profit or loss		11,536	10,919	8,188
Acceptances		13,932	12,833	16,338
Obligations related to securities sold short		25,669	29,957	32,087
Derivative financial instruments		37,307	33,176	37,967
Obligations related to securities sold under repurchase agreements and securities lent		120,555	124,331	101,257
Subordinated debentures		9,314	7,801	5,627
Other financial liabilities		$ 37,532	$ 38,030	$ 35,432

[1]	Net of impairment allowances of $3 (April 30, 2019 - $4; October 31, 2018 - $3).